Intangible Assets, Net (Details) - Schedule of Estimated Aggregate Amortization Expense ¥ in Thousands	Jun. 30, 2023 CNY (¥)
Schedule Of Estimated Aggregate Amortization Expense Abstract
2024	¥ 8,351
2025	8,351
2026	8,351
2027	8,351
2028	6,226
Thereafter	5,539
Total	¥ 45,169